November 4, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Fixed Income Trust(the "Trust")
         File No. 333-37433  811-08415


Dear Sirs/Madams:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and statement of additional information contained in the Trust's most recent post-effective amendment (PostEffective Amendment No. 4 to Registration Statement No. 333-37433/811-08415) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 30, 1998.

     Please acknowledge receipt of this transmission by responding to the CompuServe mailbox number provided.



                                           Very truly yours,

                                           EVERGREEN FIXED INCOME TRUST

                                           /s/ Catherine E. Foley

                                           Catherine E. Foley